Fair Value Measurements - Recurring Fair Value Measurements (Q2) (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended	6 Months Ended
	Oct. 04, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Interest rate swap-mortgage note		$ (100)
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High			$ 9,000
Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
PELP transaction, OP units issued and issuable, shares	39.4	39.4
OP Units | Phillips Edison Limited Partnership
Fair Value, Assets (Liabilities) Measured on Recurring Basis
PELP transaction, OP units issued and issuable, shares	12.5	12.5
Fair Value, Inputs, Level 2 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Interest rate swaps-term loans		$ 16,496	34,839	$ 11,916
Interest rate swap-mortgage note		(61)	0	(262)
Fair Value, Inputs, Level 3
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Earn-out liability		(38,000)	$ (39,500)
Fair Value, Inputs, Level 3 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets (Liabilities) Measured on Recurring Basis
Interest rate swaps-term loans		0		0
Interest rate swap-mortgage note		$ 0		$ 0